Deferred and current taxation - Items charged or credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ (31.8)	€ 45.7	€ (177.5)
Effective portion of changes in fair value of cash-flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	(22.3)	48.7	66.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	(3.4)	(11.8)	(16.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ (6.1)	€ 8.8	€ (227.7)